Shareholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 10, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Perpetual Preferred Stock, liquidation preference (in dollars per share)			$ 1,000	$ 1,000
Perpetual Preferred Stock, Issued through placement (in shares)			20,000	20,000
Dividend on preferred stock			$ 1,200	$ 1,200
Series B Preferred Stock
Class of Stock [Line Items]
Perpetual preferred stock, dividend rate (in hundredths)		6.00%
Perpetual Preferred Stock, liquidation preference (in dollars per share)		$ 1,000			$ 1,000
Perpetual Preferred Stock, Issued through placement (in shares)		20,000			20,000
Gross proceeds from issuance of Perpetual Preferred Stock		$ 20,000
Conversion rate of convertible stock (in shares)		93.9496			93.9496
Shares issued upon conversion (in shares)		1,878,992
Conversion price (in dollars per share)	$ 10.64
Preferred stock redemption premium (in hundredths)	20.00%
Proceeds from issuance of perpetual preferred stock					$ 18,500
Series A Preferred Stock
Class of Stock [Line Items]
Number of Perpetual Preferred Stock repurchase and retired (in shares)					16,288
Aggregate repurchase price of Perpetual Preferred Stock					$ 14,340
Discount on retirement of preferred shares					$ 1,900